Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves with in equity [line items]
Beginning balance		¥ 326,697	¥ 316,348	¥ 304,790
Total comprehensive income for the year		21,243	18,209	18,148
Dividends		(7,568)	(7,530)	(6,489)
Ending balance		344,099	326,697	316,348
Acquisition of the Eighth Acquired Group			(87)
Acquisition of non-controlling interests			(150)
Others			(4)
Contribution from non-controlling interests		945
Changes in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		2,974
Ending balance			2,974
Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	329,671
Ending balance	[1]		329,671
Capital reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance		17,126	17,160	17,160
Ending balance		17,806	17,126	17,160
Acquisition of the Eighth Acquired Group			(80)
Acquisition of non-controlling interests			46
Contribution from non-controlling interests		680
Capital reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	17,126
Ending balance	[1]		17,126
Capital reserve [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group			(80)
Share premium [member]
Disclosure of reserves with in equity [line items]
Beginning balance		10,746	10,746	10,746
Ending balance		10,746	10,746	10,746
Share premium [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	10,746
Ending balance	[1]		10,746
Surplus reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance		74,297	72,611	70,973
Appropriations		1,875	1,686	1,638
Ending balance		76,474	74,297	72,611
Surplus reserve [member] | Changes in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		302
Ending balance			302
Surplus reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	74,599
Ending balance	[1]		74,599
Other reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance		414	711	876
Total comprehensive income for the year		(249)	(293)	(165)
Ending balance		160	414	711
Others			(4)
Disposal of investments in equity instruments at fair value through other comprehensive income		(5)
Other reserves [Member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	414
Ending balance	[1]		414
Exchange reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance		(881)	(622)	(812)
Total comprehensive income for the year		154	(259)	190
Ending balance		(727)	(881)	(622)
Exchange reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	(881)
Ending balance	[1]		(881)
Retained earnings [member]
Disclosure of reserves with in equity [line items]
Beginning balance		143,233	133,839	123,948
Total comprehensive income for the year		21,210	18,617	18,018
Dividends		(7,568)	(7,530)	(6,489)
Appropriations		(1,875)	(1,686)	(1,638)
Ending balance		157,678	143,233	133,839
Acquisition of the Eighth Acquired Group			(7)
Disposal of investments in equity instruments at fair value through other comprehensive income		5
Retained earnings [member] | Changes in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		2,673
Ending balance			2,673
Retained earnings [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	[1]	145,906
Ending balance	[1]		145,906
Retained earnings [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group			(7)
Reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance		244,935	234,445	222,891
Total comprehensive income for the year		21,115	18,065	18,043
Dividends		(7,568)	(7,530)	(6,489)
Ending balance		262,137	244,935	¥ 234,445
Acquisition of non-controlling interests			46
Others			(4)
Contribution from non-controlling interests		680
Reserves [Member] | Changes in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance		2,975
Ending balance			2,975
Reserves [Member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance		¥ 247,910
Ending balance			247,910
Reserves [Member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group			¥ (87)

[1]	restated